Basis of preparation - Additional information (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 04, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Disclosure of associates [line items]
Treasury stock (in shares)		1,520,974		1,520,974
Shares issued (in shares)		1,500,000
Share issue related cost				$ 147,000
Aggregate proceeds				$ 0	$ 435,868,000
ATM Facility
Disclosure of associates [line items]
Aggregate proceeds	$ 200,000,000
Overland ADCT BioPharma
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			49.00%